Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2012
ClassOfWarrantOrRightTitleOfSecurityWarrantsOrRightsOutstandingAbstract
Schedule of Changes in Asset Retirement Obligation

The following table sets forth the principal sources of change of the asset retirement obligation for the years ended December 31, 2012 and 2011:

	2012	2011

Asset retirement obligations, beginning of period	$3,986	$-
Revisions in estimated liabilities	3,601	-
Asset retirement obligations assumed	-	3,876
Accretion expense	173	110

Asset retirement obligations, end of period	$7,760	$3,986